Income taxes (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
IncomeTaxes [Line Items]
Current tax liabilities, current	$ 21,251,222	$ 20,504,374
Chilean income taxes
IncomeTaxes [Line Items]
Current tax liabilities, current	12,798,390	12,928,404
Monthly provisional payments
IncomeTaxes [Line Items]
Current tax liabilities, current	7,554,292	6,133,335
Chilean Unique Taxes [Member]
IncomeTaxes [Line Items]
Current tax liabilities, current	64,561	165,936
Others
IncomeTaxes [Line Items]
Current tax liabilities, current	$ 833,979	$ 1,276,699